Intangible Assets - Estimated Future Amortization Expense (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
2022	$ 27,188
2023	26,816
2024	22,820
2025	16,186
2026	16,186
Thereafter	29,300
Total	$ 138,496	$ 135,676